GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
8525 East Orchard Road
Greenwood Village, CO 80111

May 4, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re.:	COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company
Definitive Materials Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. File Nos. 333-70963; 811-09201

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.
the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 32 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.
the text of Post Effective Amendment No. 32 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29, 2015.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-3821.

Sincerely,

COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

/s/ Julie Collett

Julie Collett
Lead Counsel